Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of fair value hierarchy	Sep. 30, 2021 USD ($)
Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Total Investments	$ 820,126
Common Stock [Member]
Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Total Investments	820,126
Level 1 [Member]
Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Total Investments	820,126
Level 1 [Member] | Common Stock [Member]
Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Total Investments	820,126
Level 3 [Member]
Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Total Investments
Level 3 [Member] | Common Stock [Member]
Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Total Investments